Note 21 - Changes in Equity - Capital Reserves (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning balance, capital reserves	R$ 70,122.6
Final balance, capital reserves	75,685.7	R$ 70,122.6
Treasury shares [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves	(882.7)	(895.0)
Capital Increase	(43.6)
Effect of application of IAS 29 (hyperinflation) (i)
Purchase of shares and result on treasury shares	(28.9)	12.3
Share-based payments, capital reserve
Final balance, capital reserves	(955.2)	(882.7)
Share premium [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves	53,662.8	53,662.8
Capital Increase
Effect of application of IAS 29 (hyperinflation) (i)
Purchase of shares and result on treasury shares
Share-based payments, capital reserve
Final balance, capital reserves	53,662.8	53,662.8
Other reserves [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves	700.9	700.9
Capital Increase
Effect of application of IAS 29 (hyperinflation) (i)
Purchase of shares and result on treasury shares
Share-based payments, capital reserve
Final balance, capital reserves	700.9	700.9
Reserve of share-based payments [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves	1,300.3	1,232.3
Capital Increase	(100.2)	(89.9)
Effect of application of IAS 29 (hyperinflation) (i)		(8.2)
Purchase of shares and result on treasury shares
Share-based payments, capital reserve	202.9	166.1
Final balance, capital reserves	1,403.0	1,300.3
Capital reserve [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves	54,781.3	54,701.0
Capital Increase	(143.8)	(89.9)
Effect of application of IAS 29 (hyperinflation) (i)		(8.2)
Purchase of shares and result on treasury shares	(28.9)	12.3
Share-based payments, capital reserve	202.9	166.1
Final balance, capital reserves	R$ 54,811.5	R$ 54,781.3